Derivative Financial Instruments - Disclosure of Changes in Foreign Exchange Contracts Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Line Items]
Net asset – beginning of year	$ (17,700)
Net liability (asset) – end of year	(19,911)
Net liability (asset) – end of year	0	$ (17,700)
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Net asset – beginning of year	(18,072)	(4,702)
Settlements	9,625	32,843
Change in fair value	62,727	(46,213)
Net liability (asset) – end of year	$ (35)
Net liability (asset) – end of year		$ (18,072)